GOODWILL AND INTANGIBLE ASSETS, NET (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Options shares	Dec. 31, 2020 USD ($)	Jun. 30, 2022 Options	Aug. 31, 2016 USD ($)
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	$ 3,966,000
Balance as of ending	13,317,000	$ 3,966,000
Total deal consideration	$ 8,490,000
Number of preferred shares issued | Options	1,600,499		1,600,499
Value of Preferred shares issued	$ 2,465,000
WebCargo
GOODWILL AND INTANGIBLE ASSETS, NET
Total deal consideration				$ 5,293,000
Goodwill	$ 2,298,000
Acquisition of interlining technology and other assets of major airline group
GOODWILL AND INTANGIBLE ASSETS, NET
Number of preferred shares issued	45,004
Value of Preferred shares issued	$ 1,368,000
Number of additional shares to be issued | shares	90,009
Cost
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	$ 5,619,000	5,619,000
Initially consolidated company	8,336,000
Purchases	1,368,000
Balance as of ending	15,323,000	5,619,000
Accumulated amortization and impairment
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	1,653,000	1,289,000
Amortization recognized in the year	353,000	364,000
Balance as of ending	2,006,000	1,653,000
Goodwill
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	2,298,000
Balance as of ending	8,021,000	2,298,000
Goodwill | Cost
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	2,298,000	2,298,000
Initially consolidated company	5,723,000
Balance as of ending	8,021,000	2,298,000
Technology
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of ending	3,131,000
Technology | Cost
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	378,000	378,000
Initially consolidated company	1,763,000
Purchases	1,368,000
Balance as of ending	3,509,000	378,000
Technology | Accumulated amortization and impairment
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	378,000	378,000
Balance as of ending	378,000	378,000
Trade Name
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	16,000
Balance as of ending		16,000
Trade Name | Cost
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	85,000	85,000
Balance as of ending	85,000	85,000
Trade Name | Accumulated amortization and impairment
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	69,000	53,000
Amortization recognized in the year	16,000	16,000
Balance as of ending	85,000	69,000
Customer relationships
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	1,543,000
Balance as of ending	2,136,000	1,543,000
Customer relationships | Cost
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	2,658,000	2,658,000
Initially consolidated company	850,000
Balance as of ending	3,508,000	2,658,000
Customer relationships | Accumulated amortization and impairment
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	1,115,000	858,000
Amortization recognized in the year	257,000	257,000
Balance as of ending	1,372,000	1,115,000
Customer database
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	109,000
Balance as of ending	29,000	109,000
Customer database | Cost
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	200,000	200,000
Balance as of ending	200,000	200,000
Customer database | Accumulated amortization and impairment
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	91,000
Amortization recognized in the year	80,000	91,000
Balance as of ending	$ 171,000	$ 91,000